DoubleLine Yield Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
ASSET BACKED OBLIGATIONS - 1.1%
AB Issuer LLC
250,000 Series 2026-1A-A2
(a)
.................................................. 6.41% 4/30/2056 251,786
Apollo Aviation Securitization Equity Trust
344,218 Series 2024-1A-B
(a)
................................................... 6.90% 5/16/2049 346,957
262,970 Series 2024-2A-B
(a)
................................................... 6.61% 9/16/2049 262,886
AVANT Loans Funding Trust
725,000 Series 2025-REV1-D
(a)
................................................. 8.39% 5/15/2034 729,461
Blue Stream Communications LLC
2,500,000 Series 2023-1A-C
(a)
................................................... 8.90% 5/20/2053 2,531,365
Compass Datacenters LLC
750,000 Series 2024-1A-B
(a)
................................................... 7.00% 2/25/2049 758,115
GreenSky LLC
800,000 Series 2025-3A-E
(a)
................................................... 7.83% 12/27/2060 812,168
JetBlue Airways Corp.
664,127 Series  2019-1 B ..................................................... 8.00% 5/15/2029 648,256
JOL Air Ltd.
332,764 Series 2019-1-B
(a)
.................................................... 4.95% 4/15/2044 329,467
MACH 1 Cayman Ltd.
50,918 Series 2019-1-B
(a)
.................................................... 4.34% 10/15/2039 50,892
Marlette Funding Trust
8,192 Series 2021-1A-R
(a)(b)(c)
................................................. 0.00% 6/16/2031 27,498
ORYX Funding LLC
250,000 Series 2026-1A-A2
(a)
.................................................. 6.30% 6/5/2056 251,137
Pagaya AI Debt Selection Trust
2,425,852 Series 2021-3-CERT
(a)(b)(c)
.............................................. 0.00% 5/15/2029 3,425
SOFI Alternative Trust
55,000 Series 2021-2-R1
(a)(b)(c)
................................................. 0.00% 8/15/2030 158,391
SOFI Professional Loan Program LLC
20,000 Series 2018-C-R1
(a)(b)(c)
................................................ 0.00% 1/25/2048 160,541
Switch Ltd.
1,000,000 Series 2024-2A-C
(a)
................................................... 10.03% 6/25/2054 1,015,644
Upstart Securitization Trust
3,300 Series 2021-5-CERT
(a)(b)(c)
.............................................. 0.00% 11/20/2031 130,786
Total Asset Backed Obligations
(Cost $8,106,621) 8,468,775
BANK LOANS - 20.5%
1261229 BC Ltd.
2,425,500 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor) ......... 9.92% 10/8/2030 2,357,659
Acrisure LLC
1,546,096 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 6/21/2032 1,401,922
ADMI Corp.
1,099,038 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.53% 12/23/2027 988,563
892,125 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.75%, 0.00% Floor) ......... 9.42% 12/23/2027 841,385
Alera Group, Inc.
1,455,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor) ...... 9.18% 5/31/2033 1,388,921
Applied Systems, Inc.
1,440,000 Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor) ...... 8.20% 2/23/2032 1,426,500
Apro LLC
1,491,179 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.43% 7/9/2031 1,495,526
Asurion LLC
329,720 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor) ...... 9.18% 1/22/2029 326,752
Atlas OpCo LLC
141,917 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.50%, 0.00% Floor) ......... 10.30% 10/24/2030 127,725
Aveanna Healthcare LLC
2,905,400 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.87% 9/17/2032 2,921,075

DoubleLine Yield Opportunities Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Bausch + Lomb Corp.
2,907,027 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.42% 1/15/2031 2,917,565
Boxer Parent Co., Inc.
4,235,000 Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor) ...... 9.42% 7/30/2032 3,643,858
Calcasieu Pass Funding LLC
1,095,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.95% 4/11/2033 1,099,490
Central Parent LLC
691,936 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.95% 7/6/2029 359,288
Clydesdale Acquisition Holdings, Inc.
1,576,020 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 4/1/2032 1,517,573
Columbus McKinnon Corp./NY
1,950,361 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 2/3/2033 1,949,142
Constant Contact, Inc.
4,500,000 Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.50%, 0.00% Floor) ...... 11.43% 2/12/2029 4,185,000
Cornerstone Building Brands, Inc.
515,813 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.17% 5/15/2031 267,707
Cotiviti, Inc.
827,893 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.41% 5/1/2031 759,336
Crown Finance US, Inc.
4,356,043 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.17% 12/2/2031 4,373,010
Dayforce Bidco LLC
3,055,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.66% 2/4/2033 2,794,470
DexKo Global, Inc.
708,258 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.16% 10/9/2031 688,024
799,253 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.00%, 0.00% Floor) ......... 8.66% 10/9/2031 778,021
DG Investment Intermediate Holdings 2, Inc.
4,470,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor) ...... 9.17% 7/29/2033 4,509,113
Directv Financing LLC
2,672,271 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 0.00% Floor) ......... 9.18% 8/2/2029 2,690,656
Eagle Parent Corp.
3,660,284 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 4/2/2029 3,686,821
Edelman Financial Engines Center LLC
4,590,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.65% 11/28/2031 4,608,291
Eisner Advisory Group LLC
1,504,110 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.67% 2/28/2031 1,480,405
Element Materials Technology Group US Holdings, Inc.
221,985 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 6/25/2029 223,464
Ellucian Holdings, Inc.
620,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor) ...... 8.42% 11/22/2032 600,293
Fertitta Entertainment LLC/NV
1,895,546 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 1/29/2029 1,895,754
Flynn America LP
1,038,375 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.28% 7/31/2028 1,035,779
Gainwell Acquisition Corp.
4,377,866 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.80% 10/1/2027 4,319,509
Golden State Foods LLC
1,335,827 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 12/4/2031 1,339,654
Groupe Solmax, Inc.
969,636 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.75%, 0.00% Floor) ......... 8.53% 7/24/2028 899,885
Hexion Holdings Corp.
1,536,127 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.67% 3/15/2029 1,488,123
INEOS US Finance LLC
3,308,034 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 2/19/2030 3,054,969
INEOS US Petrochem LLC
992,163 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 8.02% 3/29/2029 877,756
1,713,313 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.92% 10/7/2031 1,446,687
ION Platform Finance US, Inc.
3,147,113 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 9/30/2032 2,277,723
LBM Acquisition LLC
2,406,993 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.52% 6/6/2031 2,025,316

DoubleLine Yield Opportunities Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Lereta LLC
365,324 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor) ......... 9.03% 8/7/2028 345,232
LifePoint Health, Inc.
265,285 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.15% 5/19/2031 261,042
1,466,525 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.42% 5/19/2031 1,446,602
Mativ Holdings, Inc.
2,080,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.16% 4/4/2033 2,085,200
MH Sub I LLC
1,794,290 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.92% 12/31/2031 1,559,687
Michaels Cos., Inc.
2,275,000 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor) ......... 8.67% 3/7/2033 2,268,459
Mitchell International, Inc.
3,310,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor) ...... 8.92% 6/17/2032 3,056,785
Motion Finco Sarl
3,438,158 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 11/30/2029 2,941,052
Natgasoline LLC
2,106,357 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor) ......... 9.17% 3/29/2030 2,111,622
Needle Holdings LLC
1,045 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 9.50%, 0.00% Floor)
(c)(d)
...... 0.00% 4/28/2028 –
Nouryon Finance BV
580,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 0.00% 7/31/2031 580,847
Numericable US LLC
2,254,608 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.88%, 0.00% Floor) ......... 10.55% 5/15/2031 2,306,464
OAK-Eagle Acquireco, Inc.
2,180,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 0.00% 3/24/2033 2,187,826
OEP Glass Purchaser LLC
1,629,375 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.70% 3/2/2033 1,628,365
OneDigital Borrower LLC
2,570,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor) ...... 8.92% 7/2/2032 2,492,900
Ontario Gaming GTA LP
2,236,111 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 8/1/2030 2,135,050
PetSmart LLC
2,296,150 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.67% 8/18/2032 2,296,632
Pioneer Opco, LLC
535,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.88% 5/16/2033 537,723
Pregis TopCo LLC
2,824,250 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.67% 2/1/2029 2,835,589
Pretzel Parent T/L B
3,888,219 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.17% 10/1/2031 3,719,082
Radiology Partners, Inc.
3,965,038 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.20% 6/30/2032 3,969,161
RealPage, Inc.
1,487,469 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 4/24/2028 1,402,467
Sabre GLBL, Inc.
766,490 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%, 0.00% Floor) ......... 9.77% 11/15/2029 687,541
Sgh2 LLC
2,421,700 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.20% 8/18/2032 2,424,727
Staples, Inc.
618,975 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor) ......... 9.41% 9/10/2029 576,612
StubHub Holdco Sub LLC
1,096,451 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor) ......... 8.42% 3/15/2030 1,105,015
Sword Purchaser LLC
1,415,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.66% 4/11/2033 1,382,611
Team Health Holdings, Inc.
2,148,354 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.66% 6/30/2028 2,154,026
Townsquare Media, Inc.
2,876,260 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor) ......... 8.59% 2/19/2030 2,128,893
Trident TPI Holdings, Inc.
2,680,381 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 9/18/2028 2,577,629

DoubleLine Yield Opportunities Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
UKG, Inc.
2,716,316 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 2/10/2031 2,564,447
United Natural Foods, Inc.
810,134 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.64% 5/1/2031 818,235
Univision Communications, Inc.
476,354 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.28% 1/31/2029 473,825
1,828,768 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 6/25/2029 1,829,682
Veritiv Operating Co.
2,314,563 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.70% 11/29/2030 2,193,430
Vibrantz Technologies, Inc.
264,450 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 0.00% 4/30/2030 147,903
440,750 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 0.00% 4/30/2030 67,214
Victra Holdings LLC
4,790,810 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 3/29/2029 4,748,890
Voyager Parent LLC
3,940,449 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 7/1/2032 3,947,778
VT Topco, Inc.
877,629 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 8/9/2030 862,341
Zayo Group Holdings, Inc.
641,446 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 0.50% 3/11/2030 642,087
Total Bank Loans
(Cost $155,455,967) 150,569,383
COLLATERALIZED LOAN OBLIGATIONS - 6.5%
Babson CLO Ltd./Cayman Islands
1,500,000 Series 2019-2A-D1RR (3 mo. Term SOFR + 2.90%, 2.90% Floor)
(a)
................. 6.57% 1/15/2038 1,506,901
Bain Capital Credit CLO Ltd.
1,250,000 Series 2022-3A-E (3 mo. Term SOFR + 7.35%, 7.35% Floor)
(a)
..................... 11.03% 7/17/2035 1,090,945
Basswood Park CLO Ltd.
500,000 Series 2021-1A-DR (3 mo. Term SOFR + 2.65%, 2.65% Floor)
(a)
................... 6.33% 4/20/2034 469,535
Canyon Capital CLO Ltd.
1,850,000 Series 2020-2A-ER2 (3 mo. Term SOFR + 5.75%, 5.75% Floor)
(a)
................... 9.42% 10/15/2034 1,607,027
1,000,000 Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)
(a)
..................... 10.34% 4/15/2034 874,327
2,000,000 Series 2021-3A-ER (3 mo. Term SOFR + 6.00%, 6.00% Floor)
(a)
.................... 9.67% 7/15/2034 1,726,549
Carlyle Global Market Strategies
1,500,000 Series 2019-1A-DR2 (3 mo. Term SOFR + 6.25%, 6.25% Floor)
(a)
................... 9.93% 4/20/2031 1,472,060
1,000,000 Series 2020-2A-CR2 (3 mo. Term SOFR + 2.90%, 2.90% Floor)
(a)
................... 6.57% 1/25/2035 984,511
Dryden Senior Loan Fund
2,000,000 Series 2017-54A-E (3 mo. Term SOFR + 6.46%, 0.00% Floor)
(a)
.................... 10.14% 10/19/2029 1,989,998
Katayma CLO Ltd.
1,000,000 Series 2024-2A-E (3 mo. Term SOFR + 7.33%, 7.33% Floor)
(a)
..................... 11.01% 4/20/2037 1,001,262
LCM LP
1,750,000 Series 33A-D (3 mo. Term SOFR + 3.46%, 3.20% Floor)
(a)
........................ 7.14% 7/20/2034 1,678,123
Octagon Investment Partners Ltd.
1,500,000 Series 2019-1A-ER (3 mo. Term SOFR + 7.26%, 7.00% Floor)
(a)
.................... 10.94% 1/20/2035 1,248,969
6,107,500 Series 2019-1A-INC
(a)(b)(c)(e)
.............................................. 0.00% 10/15/2038 2,012,116
4,000,000 Series 2021-1A-E (3 mo. Term SOFR + 6.76%, 6.50% Floor)
(a)
..................... 10.43% 4/15/2034 3,215,412
RR Ltd./Cayman Islands
5,000,000 Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)
(a)
................... 9.73% 4/15/2036 4,677,647
Sound Point CLO Ltd.
3,000,000 Series 2020-1A-ER (3 mo. Term SOFR + 7.12%, 7.12% Floor)
(a)
.................... 10.80% 7/20/2034 2,517,620
4,000,000 Series 2020-2A-ER (3 mo. Term SOFR + 6.82%, 6.56% Floor)
(a)
.................... 10.49% 10/25/2034 3,296,100
7,000,000 Series 2021-2A-E (3 mo. Term SOFR + 6.62%, 6.36% Floor)
(a)
..................... 10.29% 7/25/2034 5,680,736
2,000,000 Series 2021-3A-E (3 mo. Term SOFR + 6.87%, 6.61% Floor)
(a)
..................... 10.54% 10/25/2034 1,460,014
7,000,000 Series 2021-4A-E (3 mo. Term SOFR + 6.96%, 6.96% Floor)
(a)
..................... 10.63% 10/25/2034 4,623,889
Voya CLO Ltd.
2,000,000 Series 2013-3A-DR (3 mo. Term SOFR + 6.16%, 5.90% Floor)
(a)
................... 9.84% 10/18/2031 1,991,684

DoubleLine Yield Opportunities Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Wind River CLO Ltd.
2,500,000 Series 2017-3A-ER (3 mo. Term SOFR + 7.31%, 7.05% Floor)
(a)
.................... 10.98% 4/15/2035 2,401,540
Total Collateralized Loan Obligations
(Cost $55,387,024) 47,526,965
FOREIGN CORPORATE BONDS - 11.6%
1,500,000 AL Candelaria Spain SA ............................................... 5.75% 6/15/2033 1,390,043
470,827 Alpha Holding SA de CV
(d)(f)
............................................. 10.00% 12/19/2022 4,237
942,731 Alpha Holding SA de CV
(a)(d)(f)
............................................ 9.00% 2/10/2025 8,485
2,356,827 Alpha Holding SA de CV
(d)(f)
............................................. 9.00% 2/10/2025 21,211
1,650,000 Avianca Midco 2 PLC ................................................. 9.63% 2/14/2030 1,636,542
800,000 Avianca Midco 2 PLC
(a)
................................................ 9.50% 1/28/2031 788,600
1,950,000 Azul Secured Finance LLP
(a)
............................................. 9.88% 2/15/2031 1,870,027
800,000 Azule Energy Finance PLC ............................................. 8.63% 1/22/2033 801,431
1,900,000 Azule Energy Finance PLC
(a)
............................................ 8.63% 1/22/2033 1,903,398
2,400,000 BRF SA ........................................................... 5.75% 9/21/2050 1,867,358
3,218,000 Cosan Overseas Ltd.
(g)
................................................ 8.25% 8/5/2026 3,189,038
600,000 CSN Resources SA ................................................... 8.88% 12/5/2030 448,611
2,200,000 CSN Resources SA ................................................... 4.63% 6/10/2031 1,359,388
1,700,000 CSN Resources SA ................................................... 5.88% 4/8/2032 1,049,759
325,000 EG Global Finance PLC
(a)
.............................................. 12.00% 11/30/2028 345,328
600,000 EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU
(a)
............. 8.50% 6/30/2032 627,000
808,000 Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 (2.00%
PIK)
(a)(d)
....................................................... 11.00% 9/12/2030 350,470
1,043,140 Fideicomiso PA Pacifico Tres ............................................ 8.25% 1/15/2035 1,067,758
1,750,000 Frontera Energy Corp.
(a)
................................................ 7.88% 6/21/2028 1,744,829
1,250,000 FS Luxembourg Sarl .................................................. 8.63% 6/25/2033 1,197,350
1,500,000 FS Luxembourg Sarl
(a)
................................................. 8.63% 6/25/2033 1,436,820
200,000 FS Luxembourg Sarl
(a)
................................................. 8.13% 2/11/2036 181,655
1,925,000 Garda World Security Corp.
(a)
............................................ 8.25% 8/1/2032 1,971,652
1,725,000 Garda World Security Corp.
(a)
............................................ 8.38% 11/15/2032 1,766,441
2,250,000 Geopark Ltd. ....................................................... 8.75% 1/31/2030 2,233,143
3,340,000 Global Aircraft Leasing Co. Ltd.
(a)
......................................... 8.75% 9/1/2027 3,398,774
2,271,000 Gran Tierra Energy, Inc.
(a)
............................................... 9.75% 4/15/2031 1,994,419
1,500,000 Grupo Televisa SAB .................................................. 5.00% 5/13/2045 1,027,020
1,500,000 Grupo Televisa SAB .................................................. 5.25% 5/24/2049 1,026,172
2,900,000 Indika Energy Tbk PT ................................................. 8.75% 5/7/2029 2,933,190
1,000,000 Infraestructura Energetica Nova SAPI de CV ................................. 4.75% 1/15/2051 750,365
1,500,000 J&F Luxembourg Finance Sarl
(a)
.......................................... 8.50% 12/1/2032 1,496,250
2,675,000 Mexarrend SAPI de CV
(d)(f)
.............................................. 10.25% 7/24/2024 16,050
1,600,000 Mongolian Mining Corp. ................................................ 8.44% 4/3/2030 1,632,550
4,300,000 Motion Finco Sarl
(a)
................................................... 8.38% 2/15/2032 3,635,073
2,600,000 Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
(a)
............................... 8.00% 8/1/2030 2,578,049
438,000 Operadora de Servicios Mega SA de CV Sofom ER
(a)(d)(f)
......................... 8.25% 2/11/2025 3,723
3,302,000 Operadora de Servicios Mega SA de CV Sofom ER
(d)(f)
.......................... 8.25% 2/11/2025 28,067
5,100,000 Orbia Advance Corp. SAB de CV ......................................... 5.50% 1/15/2048 3,834,481
800,000 Pampa Energia SA
(a)
.................................................. 7.75% 11/14/2037 819,680
1,100,000 Pampa Energia SA ................................................... 7.75% 11/14/2037 1,127,060
630,000 Pan American Energy LLC/Argentina
(a)
..................................... 7.75% 1/15/2037 651,263
600,000 Parex Resources, Inc.
(a)
................................................ 8.50% 5/11/2031 609,900
3,000,000 Prosus NV ......................................................... 3.83% 2/8/2051 2,005,177
2,800,000 Saavi Energia Sarl
(a)
.................................................. 8.88% 2/10/2035 3,066,700
200,000 Saavi Energia Sarl ................................................... 8.88% 2/10/2035 219,050
530,000 Seaspan Corp.
(a)
..................................................... 5.50% 8/1/2029 520,393
1,600,000 SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development
(a)
.. 9.00% 11/14/2030 1,573,496
600,000 SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development ... 9.00% 11/14/2030 590,061
4,150,000 Simpar Europe SA ................................................... 5.20% 1/26/2031 3,477,576
3,000,000 Telecom Argentina SA
(a)
................................................ 8.50% 1/20/2036 3,142,300
427,053 Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)
(d)
......................... 13.50% 12/31/2027 25,623
304,068 Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)
(a)(d)
........................ 13.50% 12/31/2027 18,244
366,007 Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)
(a)(d)
........................ 11.00% 12/31/2028 10,980
1,573,848 Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)
(d)
......................... 11.00% 12/31/2028 47,215
2,055,975 Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)
(d)
............... 15.00% 12/31/2044 41,120
3,400,000 Vamos Europe SA
(a)
.................................................. 9.20% 1/26/2031 3,242,580
3,200,000 Vedanta Resources Finance II PLC
(a)
....................................... 9.13% 10/15/2032 3,287,704
600,000 Vedanta Resources Finance II PLC ........................................ 9.85% 4/24/2033 651,003
2,400,000 Vista Energy Argentina SAU
(a)
........................................... 8.50% 6/10/2033 2,561,880

DoubleLine Yield Opportunities Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
2,330,000 Volcan Cia Minera SAA
(a)
............................................... 8.50% 10/28/2032 2,414,929
900,000 VZ Secured Financing BV
(a)
............................................. 7.50% 1/15/2033 862,214
789,360 Yinson Bergenia Production BV
(a)
......................................... 8.50% 1/31/2045 843,826
Total Foreign Corporate Bonds
(Cost $97,313,822) 85,424,731
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 5.4%
5,400,000 Brazilian Government International Bond .................................... 4.75% 1/14/2050 4,006,800
3,250,000 Chile Government International Bond ...................................... 3.10% 1/22/2061 2,041,975
3,500,000 Colombia Government International Bond ................................... 5.00% 6/15/2045 2,803,325
4,200,000 Comision Federal de Electricidad ......................................... 4.68% 2/9/2051 3,043,196
200,000 Corp. Nacional del Cobre de Chile ........................................ 3.70% 1/30/2050 140,135
1,550,000 Corp. Nacional del Cobre de Chile ........................................ 3.15% 1/15/2051 995,246
2,365,000 Ecopetrol SA ....................................................... 5.88% 5/28/2045 1,955,248
3,150,000 Ecopetrol SA ....................................................... 5.88% 11/2/2051 2,527,156
6,500,000 Mexico Government International Bond ..................................... 3.75% 4/19/2071 3,750,500
3,400,000 Morocco Government International Bond .................................... 4.00% 12/15/2050 2,456,581
1,450,000 OCP SA ........................................................... 5.13% 6/23/2051 1,175,593
550,000 Perusahaan Perseroan Persero PT Perusahaan Listrik Negara .................... 4.00% 6/30/2050 383,234
4,650,000 Peruvian Government International Bond .................................... 2.78% 12/1/2060 2,550,060
1,800,000 Petroleos del Peru SA ................................................. 5.63% 6/19/2047 1,288,179
3,350,000 Petroleos Mexicanos .................................................. 6.38% 1/23/2045 2,858,089
1,800,000 Petroleos Mexicanos .................................................. 6.75% 9/21/2047 1,542,114
606,667 Port Of Spain Waterfront Development ..................................... 7.88% 2/19/2040 635,180
933,333 Port Of Spain Waterfront Development
(a)
.................................... 7.88% 2/19/2040 977,200
400,000 Republic of South Africa Government International Bond ......................... 5.00% 10/12/2046 314,349
1,250,000 Republic of South Africa Government International Bond ......................... 5.65% 9/27/2047 1,061,223
950,000 YPF SA
(a)
.......................................................... 8.25% 1/17/2034 995,162
2,450,000 YPF SA ........................................................... 7.00% 12/15/2047 2,297,717
Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored
Corporations
(Cost $41,839,007) 39,798,262
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 20.9%
1345 Trust
1,000,000 Series 2025-AOA-D (1 mo. Term SOFR + 3.00%, 3.00% Floor)
(a)
................... 6.63% 6/15/2042 1,003,127
Acore Issuer LLC
2,330,000 Series 2026-FL1-D (1 mo. Term SOFR + 2.75%, 2.75% Floor)
(a)
.................... 6.39% 8/20/2043 2,335,811
ACREC Trust
1,990,000 Series 2021-FL1-D (1 mo. Term SOFR + 2.76%, 2.65% Floor)
(a)
.................... 6.40% 10/16/2036 1,993,502
ARDN Mortgage Trust
1,550,000 Series 2025-ARCP-E (1 mo. Term SOFR + 4.50%, 4.50% Floor)
(a)
.................. 8.13% 6/15/2035 1,554,447
AREIT Trust
1,930,000 Series 2022-CRE6-D (30 day avg SOFR US + 2.85%, 2.85% Floor)
(a)
................ 6.46% 1/20/2037 1,935,329
1,000,000 Series 2022-CRE7-D (1 mo. Term SOFR + 4.44%, 4.44% Floor)
(a)
.................. 8.08% 6/17/2039 1,002,992
2,390,000 Series 2025-CRE10-D (1 mo. Term SOFR + 2.79%, 2.79% Floor)
(a)
................. 6.43% 1/17/2030 2,379,247
BANK
18,317,000 Series 2018-BN12-XE
(a)(e)(h)
............................................. 1.50% 5/15/2061 408,323
6,978,000 Series 2018-BN12-XF
(a)(e)(h)
.............................................. 1.50% 5/15/2061 154,277
20,061,456 Series 2018-BN12-XG
(a)(e)(h)
............................................. 1.50% 5/15/2061 430,499
18,522,000 Series 2019-BN16-XF
(a)(e)(h)
.............................................. 1.14% 2/15/2052 452,770
9,261,000 Series 2019-BN16-XG
(a)(e)(h)
............................................. 1.14% 2/15/2052 225,042
4,631,000 Series 2019-BN16-XH
(a)(e)(h)
............................................. 1.14% 2/15/2052 111,125
6,366,937 Series 2019-BN16-XJ
(a)(e)(h)
.............................................. 1.14% 2/15/2052 147,452
21,359,000 Series 2022-BNK43-XD
(a)(e)(h)
............................................ 2.40% 8/15/2055 2,418,065
77,819,079 Series 2023-BNK46-XA
(e)(h)
.............................................. 0.75% 8/15/2056 2,385,186
BANK5 Trust
182,123,659 Series 2023-5YR1-XA
(e)(h)
............................................... 0.46% 4/15/2056 680,414
65,071,170 Series 2023-5YR4-XA
(e)(h)
............................................... 1.26% 12/15/2056 1,259,810
8,849,000 Series 2025-5YR17-XD
(a)(e)(h)
............................................ 2.02% 11/15/2058 624,731
858,000 Series 2026-5YR20-D
(a)
................................................ 4.50% 2/15/2059 726,104
Barclays Commercial Mortgage Trust
3,000,000 Series 2020-C7-D
(a)(e)
.................................................. 3.69% 4/15/2053 1,850,013

DoubleLine Yield Opportunities Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
1,150,000 Series 2025-5C34-D
(a)
................................................. 4.25% 5/15/2058 1,004,963
1,303,000 Series 2026-5C41-C
(e)
................................................. 5.99% 5/15/2069 1,308,256
15,503,000 Series 2026-5C42-XD
(a)(e)(h)
.............................................. 2.16% 6/15/2059 1,545,877
BDS Ltd.
2,550,000 Series 2025-FL15-D (1 mo. Term SOFR + 2.40%, 2.40% Floor)
(a)
................... 6.04% 3/19/2043 2,554,220
2,600,000 Series 2026-FL17-C (1 mo. Term SOFR + 1.95%, 1.95% Floor)
(a)
................... 5.59% 5/19/2043 2,606,487
Beast Mortgage Trust
6,000,000 Series 2021-1818-G (1 mo. Term SOFR + 6.11%, 6.25% Floor)
(a)
................... 9.74% 3/15/2036 202,296
Benchmark Mortgage Trust
2,900,000 Series 2018-B4-D
(a)(e)
.................................................. 2.91% 7/15/2051 2,118,867
12,324,000 Series 2021-B26-XF
(a)(e)(h)
............................................... 1.50% 6/15/2054 718,890
2,890,000 Series 2024-V10-D
(a)
.................................................. 4.50% 9/15/2057 2,626,644
1,738,000 Series 2026-B43-C
(e)
.................................................. 6.09% 4/15/2063 1,736,757
1,766,000 Series 2026-V20-D
(a)
.................................................. 4.50% 2/15/2059 1,515,834
BMO Mortgage Trust
133,992,177 Series 2023-5C1-XA
(e)(h)
................................................ 0.82% 8/15/2056 1,305,539
4,232,000 Series 2025-5C12-XD
(a)(e)(h)
.............................................. 2.28% 10/15/2058 340,324
770,000 Series 2026-C14-D
(a)
.................................................. 4.50% 2/15/2059 582,014
BrightSpire Capital, Inc.
3,106,000 Series 2024-FL2-C (1 mo. Term SOFR + 3.54%, 3.54% Floor)
(a)
.................... 7.18% 8/19/2037 3,105,556
2,340,000 Series 2026-FL3-D (1 mo. Term SOFR + 2.85%, 2.85% Floor)
(a)
.................... 6.49% 8/19/2043 2,348,614
BSPDF Issuer Ltd.
350,000 Series 2026-FL3-C (1 mo. Term SOFR + 2.10%, 2.10% Floor)
(a)
.................... 5.74% 9/18/2043 351,155
BSPRT Co-Issuer LLC
1,250,000 Series 2025-FL12-D (1 mo. Term SOFR + 2.70%, 2.70% Floor)
(a)
................... 6.33% 1/17/2043 1,254,414
BX Trust
1,509,824 Series 2025-LUNR-E (1 mo. Term SOFR + 3.95%, 3.95% Floor)
(a)
.................. 7.58% 6/15/2040 1,517,271
870,000 Series 2026-ALOHA-E (1 mo. Term SOFR + 2.95%, 2.95% Floor)
(a)
................. 6.58% 4/15/2043 873,604
685,151 Series 2026-CIP-E (1 mo. Term SOFR + 3.10%, 3.10% Floor)
(a)
.................... 6.73% 5/15/2038 692,300
1,320,000 Series 2026-CSMO-D (1 mo. Term SOFR + 2.45%, 2.45% Floor)
(a)
.................. 6.08% 2/15/2043 1,336,911
1,175,449 Series 2026-XL6-E (1 mo. Term SOFR + 3.00%, 3.00% Floor)
(a)
.................... 6.63% 3/15/2043 1,188,272
Credit Suisse Mortgage Capital Certificates
18,014,000 Series 2016-NXSR-XE
(a)(e)(h)
............................................. 1.00% 12/15/2049 44,374
CSAIL Commercial Mortgage Trust
53,008,504 Series 2017-CX9-XA
(e)(h)
............................................... 0.71% 9/15/2050 128,625
2,500,000 Series 2020-C19-E
(a)
.................................................. 2.50% 3/15/2053 803,187
13,238,000 Series 2020-C19-XD
(a)(e)(h)
.............................................. 1.23% 3/15/2053 457,327
CSWF
3,754,616 Series 2018-TOP-H (1 mo. Term SOFR + 3.66%, 3.61% Floor)
(a)
................... 7.28% 8/15/2035 3,660,472
Del Amo Fashion Center Trust
2,100,000 Series 2017-AMO-C
(a)(e)
................................................ 3.76% 6/5/2035 2,026,336
DOLP Trust
4,000,000 Series 2021-NYC-F
(a)(e)
................................................ 3.70% 5/10/2041 3,340,688
ESTN Trust
700,000 Series 2026-TOWN-D
(a)(e)
............................................... 6.69% 5/12/2046 717,057
Extended Stay America Trust
1,246,104 Series 2026-ESH2-F (1 mo. Term SOFR + 3.75%, 3.75% Floor)
(a)
................... 7.38% 2/15/2043 1,263,460
FS Rialto
500,000 Series 2021-FL3-D (1 mo. Term SOFR + 2.61%, 2.61% Floor)
(a)
.................... 6.25% 11/16/2036 503,188
1,480,000 Series 2025-FL10-D (1 mo. Term SOFR + 2.70%, 2.70% Floor)
(a)
................... 6.33% 8/19/2042 1,484,459
2,910,000 Series 2026-FL11-D (1 mo. Term SOFR + 2.65%, 2.65% Floor)
(a)
................... 6.29% 1/19/2044 2,918,974
Granite Point Mortgage Trust, Inc.
1,780,000 Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)
(a)
.................... 5.71% 12/15/2036 1,776,983
Great Wolf Trust
2,500,000 Series 2024-WLF2-E (1 mo. Term SOFR + 3.64%)
(a)
............................ 7.26% 5/15/2041 2,496,241
1,000,000 Series 2024-WOLF-E (1 mo. Term SOFR + 3.64%, 3.64% Floor)
(a)
.................. 7.26% 3/15/2039 1,009,547
Greystone Commercial Real Estate Notes
2,120,000 Series 2025-FL4-C (1 mo. Term SOFR + 2.89%, 2.89% Floor)
(a)
.................... 6.51% 1/15/2043 2,160,358
GS Mortgage Securities Corp. II
905,674 Series 2015-GC28-D
(a)(e)
............................................... 4.57% 2/10/2048 870,365
2,360,363 Series 2016-GS3-XA
(e)(h)
............................................... 1.19% 10/10/2049 80
1,253,697 Series 2019-GC38-D
(a)
................................................. 3.00% 2/10/2052 1,080,271

DoubleLine Yield Opportunities Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
INCREF LLC
1,700,000 Series 2025-FL1-D (1 mo. Term SOFR + 4.19%, 4.19% Floor)
(a)
.................... 7.83% 10/19/2042 1,739,289
2,140,000 Series 2026-FL2-D (1 mo. Term SOFR + 2.60%, 2.60% Floor)
(a)
.................... 6.27% 12/19/2043 2,147,473
JP Morgan Chase Commercial Mortgage Securities
4,000,000 Series 2019-MFP-G (1 mo. Term SOFR + 4.10%, 4.05% Floor)
(a)
................... 7.72% 7/15/2036 840,042
4,000,000 Series 2019-MFP-XG
(a)(e)(h)
.............................................. 0.50% 7/15/2036 38,067
JPMBB Commercial Mortgage Securities Trust
2,265,000 Series 2015-C27-D
(a)(e)
................................................. 3.95% 2/15/2048 356,738
14,394,184 Series 2015-C32-XA
(e)(h)
................................................ 1.13% 11/15/2048 368
JPMDB Commercial Mortgage Securities Trust
25,460,000 Series 2020-COR7-XB
(e)(h)
.............................................. 0.55% 5/13/2053 382,099
10,244,000 Series 2020-COR7-XD
(a)(e)(h)
............................................. 2.10% 5/13/2053 628,345
KREF
3,250,000 Series 2021-FL2-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)
(a)
.................... 5.75% 2/15/2039 3,252,113
LoanCore
2,200,000 Series 2021-CRE6-D (1 mo. Term SOFR + 2.96%, 2.85% Floor)
(a)
.................. 6.59% 11/15/2038 2,208,562
1,660,000 Series 2025-CRE8-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)
(a)
.................. 6.38% 8/17/2042 1,652,092
Lument Finance Trust, Inc.
2,610,000 Series 2025-FL3-D (1 mo. Term SOFR + 3.60%, 3.60% Floor)
(a)
.................... 7.24% 7/21/2043 2,639,994
Madison Avenue Trust
920,000 Series 2025-11MD-E
(a)(e)
............................................... 7.57% 10/15/2042 919,921
MF1 Multifamily Housing Mortgage Loan Trust
1,770,000 Series 2021-FL7-C (1 mo. Term SOFR + 2.16%, 2.05% Floor)
(a)
.................... 5.80% 10/16/2036 1,771,554
2,550,000 Series 2021-FL7-E (1 mo. Term SOFR + 2.91%, 2.80% Floor)
(a)
.................... 6.55% 10/16/2036 2,532,963
2,450,000 Series 2024-FL15-C (1 mo. Term SOFR + 2.94%, 2.94% Floor)
(a)
................... 6.58% 8/18/2041 2,458,004
1,740,000 Series 2024-FL15-D (1 mo. Term SOFR + 4.04%, 4.04% Floor)
(a)
................... 7.68% 8/18/2041 1,745,674
1,770,000 Series 2025-FL17-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)
(a)
................... 6.38% 2/18/2040 1,777,066
2,750,000 Series 2025-FL19-C (1 mo. Term SOFR + 2.84%, 2.84% Floor)
(a)
................... 6.48% 5/18/2042 2,759,743
2,650,000 Series 2025-FL20-E (1 mo. Term SOFR + 3.35%, 3.35% Floor)
(a)
................... 6.99% 2/18/2043 2,660,022
2,710,000 Series 2026-FL21-D (1 mo. Term SOFR + 2.50%, 2.50% Floor)
(a)
................... 6.14% 2/18/2041 2,716,759
Morgan Stanley Capital I, Inc.
5,000,000 Series 2019-PLND-G (1 mo. Term SOFR + 3.76%, 3.65% Floor)
(a)
.................. 7.39% 5/15/2036 24,925
452,358,391 Series 2022-L8-XA
(e)(h)
................................................. 0.08% 4/15/2055 1,379,150
MTN Commercial Mortgage Trust
1,560,000 Series 2026-LPFX-E
(a)(e)
................................................ 6.56% 5/15/2043 1,573,910
NYC Commercial Mortgage Trust
500,000 Series 2025-300P-E
(a)(e)
................................................ 7.39% 7/13/2042 505,475
1,070,000 Series 2025-3BP-E (1 mo. Term SOFR + 3.54%, 3.54% Floor)
(a)
.................... 7.17% 2/15/2042 1,075,499
PFP III Ltd.
2,634,186 Series 2024-11-C (1 mo. Term SOFR + 2.99%, 2.99% Floor)
(a)
..................... 6.60% 9/17/2039 2,639,979
3,000,000 Series 2025-12-C (1 mo. Term SOFR + 2.54%, 2.54% Floor)
(a)
..................... 6.18% 12/18/2042 3,016,644
1,970,000 Series 2026-14-E (1 mo. Term SOFR + 3.00%, 3.00% Floor)
(a)
..................... 6.65% 12/18/2043 1,974,901
RFR Trust
1,330,000 Series 2025-SGRM-E
(a)(e)
............................................... 7.51% 3/11/2041 1,343,878
SLG Office Trust
600,000 Series 2026-PAT-E
(a)(e)
................................................. 6.92% 2/15/2039 596,389
SMR Mortgage Trust
4,860,000 Series 2022-IND-G (1 mo. Term SOFR + 7.50%, 7.50% Floor)
(a)
.................... 11.13% 2/15/2039 4,760,788
Starwood Property Trust, Inc.
200,000 Series 2021-FL2-C (1 mo. Term SOFR + 2.21%, 2.10% Floor)
(a)
.................... 5.85% 4/18/2038 200,200
2,325,000 Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)
(a)
................. 5.54% 11/15/2038 2,330,322
408,500 Series 2022-FL3-C (30 day avg SOFR US + 2.20%, 2.20% Floor)
(a)
................. 5.79% 11/15/2038 409,064
TPG Real Estate Finance Issuer Ltd.
1,860,000 Series 2025-FL6-D (1 mo. Term SOFR + 3.00%, 3.00% Floor)
(a)
.................... 6.63% 9/18/2042 1,868,712
UBS-Barclays Commercial Mortgage Trust
3,000,000 Series 2013-C5-C
(a)(e)
.................................................. 3.84% 3/10/2046 2,799,240
VMC Finance LLC
2,830,000 Series 2026-FL6-C (1 mo. Term SOFR + 2.40%, 2.40% Floor)
(a)
.................... 6.04% 11/19/2043 2,837,058
Wells Fargo Commercial Mortgage Trust
501,972 Series 2016-C33-D
(a)
.................................................. 3.12% 3/15/2059 492,215
1,814,000 Series 2019-C50-D
(a)
.................................................. 3.00% 5/15/2052 1,455,298
13,212,000 Series 2025-C65-XD
(a)(e)(h)
.............................................. 2.52% 10/15/2058 2,157,837

DoubleLine Yield Opportunities Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
WHARF Trust
1,500,000 Series 2025-DC-E
(a)(e)
................................................. 7.98% 7/15/2040 1,519,116
Total Non-Agency Commercial Mortgage Backed Obligations
(Cost $187,889,927) 153,842,811
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 21.7%
ACE Securities Corp.
8,202,677 Series 2006-HE4-A2B (1 mo. Term SOFR + 0.33%, 0.22% Floor) ................... 3.98% 10/25/2036 3,101,573
Countrywide Alternative Loan Trust
5,107,439 Series 2005-J12-2A1 (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.00% Cap) .......... 4.30% 8/25/2035 2,603,397
Deephaven Residential Mortgage Trust
10,000,000 Series 2020-2-B3
(a)(e)
.................................................. 6.36% 5/25/2065 10,003,246
Ellington Financial Mortgage Trust
220,000 Series 2025-INV2-B1
(a)(e)
............................................... 7.49% 5/26/2070 221,237
1,300,000 Series 2025-INV3-B2
(a)(e)
............................................... 7.61% 7/25/2070 1,281,010
3,555,000 Series 2025-INV4-B1
(a)(e)
............................................... 6.84% 10/25/2070 3,546,282
2,182,000 Series 2025-INV4-B2
(a)(e)
............................................... 7.57% 10/25/2070 2,155,532
1,111,000 Series 2025-NQM2-B2
(a)(e)
.............................................. 7.23% 6/25/2070 1,095,364
Fannie Mae Connecticut Avenue Securities
5,283,140 Series 2019-R05-1B1 (30 day avg SOFR US + 4.21%, 0.00% Floor)
(a)
............... 7.84% 7/25/2039 5,294,321
2,881,050 Series 2019-R07-1B1 (30 day avg SOFR US + 3.51%, 0.00% Floor)
(a)
............... 7.14% 10/25/2039 2,899,813
8,400,000 Series 2021-R02-2B2 (30 day avg SOFR US + 6.20%, 0.00% Floor)
(a)
............... 9.83% 11/25/2041 8,557,051
Freddie Mac Structured Agency Credit Risk Debt Notes
9,250,000 Series 2020-DNA1-B2 (30 day avg SOFR US + 5.36%, 0.00% Floor)
(a)
............... 8.99% 1/25/2050 10,251,521
3,000,000 Series 2020-DNA2-B2 (30 day avg SOFR US + 4.91%, 0.00% Floor)
(a)
............... 8.54% 2/25/2050 3,289,350
6,000,000 Series 2020-DNA6-B2 (30 day avg SOFR US + 5.65%, 0.00% Floor)
(a)
............... 9.28% 12/25/2050 6,908,758
22,000,000 Series 2020-HQA2-B2 (30 day avg SOFR US + 7.71%, 0.00% Floor)
(a)
............... 11.34% 3/25/2050 26,258,276
9,750,000 Series 2020-HQA5-B2 (30 day avg SOFR US + 7.40%, 0.00% Floor)
(a)
............... 11.03% 11/25/2050 11,851,450
GS Mortgage-Backed Securities Trust
1,500,000 Series 2020-NQM1-B2
(a)(e)
.............................................. 6.44% 9/27/2060 1,456,119
1,702,000 Series 2025-NQM4-B1
(a)(e)
.............................................. 6.77% 10/25/2065 1,694,970
754,000 Series 2025-NQM4-B2
(a)(e)
.............................................. 7.14% 10/25/2065 746,480
1,100,000 Series 2025-NQM6-B1
(a)(e)
.............................................. 6.60% 2/25/2066 1,088,236
800,000 Series 2025-NQM6-B2
(a)(e)
.............................................. 7.40% 2/25/2066 787,546
JP Morgan Alternative Loan Trust
5,821,149 Series 2007-A2-12A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 11.50% Cap) .......... 4.16% 6/25/2037 1,979,659
JP Morgan Mortgage Trust
2,500,000 Series 2024-VIS2-B2
(a)(e)
............................................... 7.69% 11/25/2064 2,511,525
1,156,000 Series 2025-VIS3-B1
(a)(e)
............................................... 6.76% 2/25/2066 1,146,088
792,000 Series 2025-VIS3-B2
(a)(e)
............................................... 7.21% 2/25/2066 774,148
New Residential Mortgage Loan Trust
4,102,000 Series 2020-NQM2-B1
(a)(e)
.............................................. 4.12% 5/24/2060 3,568,050
2,886,000 Series 2020-NQM2-B2
(a)(e)
.............................................. 4.12% 5/24/2060 2,407,677
2,500,000 Series 2025-NQM6-B1
(a)(e)
.............................................. 6.85% 10/25/2065 2,492,869
2,250,000 Series 2025-NQM6-B2
(a)(e)
.............................................. 6.94% 10/25/2065 2,181,939
Pretium Mortgage Credit Partners LLC
2,100,000 Series 2025-NPL8-A2
(a)(i)
............................................... 7.99% 8/25/2055 2,104,245
PRPM LLC
5,000,000 Series 2025-5-A2
(a)(i)
.................................................. 8.57% 7/25/2030 4,982,032
1,400,000 Series 2025-6-A2
(a)(i)
.................................................. 8.33% 8/25/2028 1,397,770
1,150,000 Series 2025-7-A2
(a)(i)
.................................................. 7.45% 8/25/2030 1,148,625
Santander Mortgage Asset Receivable Trust
1,392,000 Series 2025-NQM5-B2
(a)(e)
.............................................. 7.23% 8/25/2065 1,354,602
TBW Mortgage Backed Pass Through Certificates
3,980,742 Series 2007-2-A1A
(e)
.................................................. 5.96% 7/25/2037 1,106,793
Verus Securitization Trust
535,000 Series 2024-6-B2
(a)(e)
.................................................. 7.89% 7/25/2069 539,078
1,735,000 Series 2024-INV1-B2
(a)(e)
............................................... 8.42% 3/25/2069 1,748,111
588,000 Series 2024-INV2-B2
(a)(e)
............................................... 7.90% 8/26/2069 593,398
6,000,000 Series 2025-12-B2
(a)(e)
................................................. 7.08% 12/25/2070 5,979,438
294,000 Series 2025-4-B1
(a)(e)
.................................................. 7.45% 5/25/2070 296,369
679,000 Series 2025-6-B2
(a)(e)
.................................................. 7.33% 7/25/2070 680,525

DoubleLine Yield Opportunities Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
950,000 Series 2025-7-B2
(a)(e)
.................................................. 7.49% 8/25/2070 955,186
1,500,000 Series 2026-1-B2
(a)(e)
.................................................. 6.97% 1/25/2071 1,477,063
1,000,000 Series 2026-3-B2
(a)(e)
.................................................. 6.81% 3/25/2071 976,305
Vista Point Securitization Trust
9,222,000 Series 2020-1-B2
(a)(e)
.................................................. 5.38% 3/25/2065 8,967,290
3,396,000 Series 2020-2-B2
(a)(e)
.................................................. 5.16% 4/25/2065 3,294,005
Total Non-Agency Residential Collateralized Mortgage Obligations
(Cost $160,906,448) 159,754,322
US CORPORATE BONDS - 21.6%
4,290,000 1261229 BC Ltd.
(a)
................................................... 10.00% 4/15/2032 4,347,941
1,090,000 ADI Escrow Issuer LLC
(a)
............................................... 7.13% 7/15/2034 1,112,665
1,670,000 American Axle & Manufacturing, Inc.
(a)
...................................... 7.75% 10/15/2033 1,650,865
3,005,000 Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
(a)
.................... 9.75% 4/15/2030 3,242,804
830,000 Artera Services LLC
(a)
................................................. 8.50% 2/15/2031 747,143
815,000 Asurion LLC/ Asurion Co.-Issuer, Inc.
(a)
..................................... 8.00% 12/31/2032 821,823
630,000 AT&T, Inc. ......................................................... 3.80% 12/1/2057 420,797
3,580,000 AthenaHealth Group, Inc.
(a)
............................................. 6.50% 2/15/2030 3,434,827
1,710,000 Bausch + Lomb Corp.
(a)
................................................ 8.38% 10/1/2028 1,759,163
990,805 Beach Acquisition Bidco LLC 10.75% PIK
(a)
.................................. 10.00% 7/15/2033 1,125,540
645,000 Bond US Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
(a)
....... 7.13% 6/15/2033 651,661
1,640,000 Brand Industrial Services, Inc.
(a)
.......................................... 10.38% 8/1/2030 1,338,484
1,976,000 Castle US Holding Corp.
(a)
.............................................. 10.00% 6/30/2031 414,960
3,190,000 CCO Holdings LLC / CCO Holdings Capital Corp.
(a)
............................. 7.38% 2/1/2036 3,132,228
1,195,000 Celanese US Holdings LLC ............................................. 7.38% 2/15/2034 1,235,475
890,000 Chemours Co.
(a)
..................................................... 7.88% 3/15/2034 895,131
399,000 CHS/Community Health Systems, Inc.
(a)
.................................... 10.88% 1/15/2032 430,198
1,580,000 Cipher Compute LLC
(a)
................................................ 7.13% 11/15/2030 1,644,421
1,925,000 Clear Channel Outdoor Holdings, Inc.
(a)
..................................... 7.50% 6/1/2029 1,927,271
1,110,000 Clear Channel Outdoor Holdings, Inc.
(a)
..................................... 7.13% 2/15/2031 1,149,999
2,335,000 Cobra AcquisitionCo LLC
(a)
.............................................. 6.38% 11/1/2029 1,986,666
1,575,000 Columbus McKinnon Corp./NY
(a)
.......................................... 7.13% 2/1/2033 1,579,613
830,000 Cornerstone Building Brands, Inc.
(a)
........................................ 9.50% 8/15/2029 511,931
2,545,000 Crescent Energy Finance LLC
(a)
.......................................... 7.88% 4/15/2032 2,578,518
2,505,000 Dcli Bidco LLC
(a)
..................................................... 7.75% 11/15/2029 2,592,342
1,985,000 Dealer Tire Financial LLC
(a)
............................................. 10.38% 10/1/2031 1,979,036
3,895,000 Dealer Tire LLC / DT Issuer LLC
(a)
......................................... 8.00% 2/1/2028 3,905,664
3,035,150 Dexko Global, Inc.
(a)
.................................................. 7.50% 4/15/2032 2,507,026
1,760,000 Directv Financing LLC
(a)
................................................ 8.88% 2/1/2030 1,793,428
1,850,000 Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
(a)
...................... 10.00% 2/15/2031 1,920,957
2,010,000 Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
(a)
...................... 9.25% 6/1/2032 2,043,720
725,000 Discovery Global Holdings, Inc. .......................................... 5.05% 3/15/2042 532,019
1,175,000 DISH DBS Corp.
(a)
.................................................... 5.75% 12/1/2028 1,139,215
1,580,000 EchoStar Corp. ...................................................... 10.75% 11/30/2029 1,708,295
1,630,000 Embarq LLC ........................................................ 8.00% 6/1/2036 472,700
4,550,000 Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
(a)
................ 6.75% 1/15/2030 4,465,353
930,000 Flash Compute LLC
(a)
................................................. 7.25% 12/31/2030 957,409
1,560,000 Freedom Mortgage Holdings LLC
(a)
........................................ 8.38% 4/1/2032 1,587,966
1,640,000 Full House Resorts, Inc.
(a)
.............................................. 8.25% 2/15/2028 1,607,200
3,535,000 Getty Images, Inc.
(a)
.................................................. 10.50% 11/15/2030 2,950,323
335,000 GrafTech Global Enterprises, Inc.
(a)
........................................ 9.88% 12/23/2029 247,900
836,000 Gray Media, Inc.
(a)
.................................................... 10.50% 7/15/2029 882,951
2,325,000 Gray Media, Inc.
(a)
.................................................... 9.63% 7/15/2032 2,246,020
1,550,000 Gray Media, Inc.
(a)
.................................................... 7.25% 8/15/2033 1,527,599
965,000 Hightower Holding LLC
(a)
............................................... 6.75% 4/15/2029 965,933
1,285,000 Hightower Holding LLC
(a)
............................................... 9.13% 1/31/2030 1,339,447
760,000 Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
(a)
............................. 9.00% 7/1/2028 762,046
1,950,000 ION Platform Finance US, Inc.
(a)
.......................................... 7.88% 9/30/2032 1,415,300
3,400,000 ION Platform Finance US, Inc. / ION Platform Finance Sarl
(a)
...................... 8.75% 5/1/2029 3,037,076
1,110,000 JetBlue Airways Corp. / JetBlue Loyalty LP
(a)
................................. 9.88% 9/20/2031 1,006,845
590,000 K Hovnanian Enterprises, Inc.
(a)
.......................................... 8.38% 10/1/2033 606,749
1,070,000 Kohl's Corp.
(a)
....................................................... 10.00% 6/1/2030 1,158,018
1,700,000 Kyndryl Holdings, Inc. ................................................. 4.10% 10/15/2041 1,204,691
1,353,000 LBM Acquisition LLC
(a)
................................................. 6.25% 1/15/2029 984,566
1,095,000 LBM Acquisition LLC
(a)
................................................. 9.50% 6/15/2031 976,422
1,215,000 LFS Topco LLC
(a)
.................................................... 8.75% 7/15/2030 1,221,391
3,100,000 LifePoint Health, Inc.
(a)
................................................. 10.00% 6/1/2032 3,098,640

DoubleLine Yield Opportunities Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
780,000 LifePoint Health, Inc.
(a)
................................................. 7.00% 5/1/2034 748,166
1,845,000 Mativ Holdings, Inc.
(a)
................................................. 8.00% 10/1/2029 1,833,845
1,800,000 Michaels Cos., Inc.
(a)
.................................................. 8.50% 3/15/2033 1,783,952
915,000 Nabors Industries, Inc.
(a)
............................................... 8.88% 8/15/2031 940,061
1,775,000 Nabors Industries, Inc.
(a)
............................................... 7.63% 11/15/2032 1,817,259
1,530,000 Nexstar Media, Inc.
(a)
.................................................. 7.25% 4/15/2034 1,527,620
1,985,000 NGL Energy Operating LLC / NGL Energy Finance Corp.
(a)
....................... 8.38% 2/15/2032 2,067,364
730,000 OAK-Eagle Acquireco, Inc.
(a)
............................................. 8.75% 7/1/2034 775,203
250,000 Olympus Water US Holding Corp.
(a)
........................................ 6.25% 10/1/2029 246,650
2,625,000 Olympus Water US Holding Corp.
(a)
........................................ 7.25% 2/15/2033 2,598,022
1,650,000 Par Petroleum LLC
(a)
.................................................. 7.38% 6/1/2034 1,670,689
2,420,000 PetSmart LLC / PetSmart Finance Corp.
(a)
................................... 7.50% 9/15/2032 2,422,270
1,250,000 PetSmart LLC / PetSmart Finance Corp.
(a)
................................... 10.00% 9/15/2033 1,252,877
1,765,000 Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
(a)
............. 5.88% 9/1/2031 1,151,662
2,825,460 Radiology Partners, Inc. (9.78% PIK)
(a)
..................................... 9.78% 2/15/2030 2,807,800
1,500,000 Radiology Partners, Inc.
(a)
.............................................. 8.50% 7/15/2032 1,567,274
820,000 Sabre Financial Borrower LLC
(a)
.......................................... 11.13% 6/15/2029 866,158
457,000 Sabre GLBL, Inc.
(a)
................................................... 10.75% 11/15/2029 439,426
893,000 Sabre GLBL, Inc.
(a)
................................................... 10.75% 3/15/2030 852,574
1,495,000 Six Flags Entertainment Corp.
(a)
.......................................... 7.25% 5/15/2031 1,487,114
295,000 Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC
(a)
... 8.63% 1/15/2032 303,951
1,800,000 SM Energy Co.
(a)
..................................................... 7.00% 8/1/2032 1,817,788
860,000 Sotheby's
(a)
........................................................ 8.25% 4/15/2031 856,201
955,000 Staples, Inc.
(a)
....................................................... 10.75% 9/1/2029 911,794
2,720,000 Staples, Inc.
(a)
....................................................... 12.75% 1/15/2030 2,085,618
1,370,000 Starz Capital Holdings LLC
(a)
............................................ 5.50% 4/15/2029 1,245,498
4,170,000 SWF Holdings I Corp.
(a)
................................................ 6.50% 10/1/2029 437,850
1,500,000 Synergy Infrastructure Holdings LLC
(a)
...................................... 7.88% 12/1/2030 1,571,446
990,000 Synergy Infrastructure Holdings LLC
(a)
...................................... 7.00% 7/15/2034 1,004,765
605,000 Transocean International Ltd.
(a)
........................................... 7.88% 10/15/2032 631,901
3,098,000 Trident TPI Holdings, Inc.
(a)
.............................................. 12.75% 12/31/2028 3,105,857
2,100,000 UKG, Inc.
(a)
........................................................ 6.88% 2/1/2031 2,041,471
840,000 Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
(a)
................. 8.63% 6/15/2032 877,011
1,190,000 Uniti Services LLC
(a)
.................................................. 7.50% 10/15/2033 1,253,132
3,190,000 Univision Communications, Inc.
(a)
......................................... 8.50% 7/31/2031 3,206,228
600,000 Univision Communications, Inc.
(a)
......................................... 8.88% 4/15/2033 591,062
2,615,000 Venture Global LNG, Inc.
(a)
.............................................. 8.38% 6/1/2031 2,723,008
1,590,000 Veritiv Operating Co.
(a)
................................................. 10.50% 11/30/2030 1,628,135
195,000 Vibrantz Technologies, Inc.
(a)
............................................ 9.00% 2/28/2031 105,300
1,755,000 Vibrantz Technologies, Inc.
(a)
............................................ 9.00% 2/28/2031 351,000
2,640,000 Victra Holdings LLC / Victra Finance Corp.
(a)
.................................. 8.75% 9/15/2029 2,724,884
4,885,000 Viking Cruises Ltd.
(a)
.................................................. 9.13% 7/15/2031 5,121,165
1,253,000 Voyager Parent LLC
(a)
................................................. 9.25% 7/1/2032 1,325,841
900,000 Whirlpool Corp.
(a)
.................................................... 7.88% 7/1/2034 905,942
Total US Corporate Bonds
(Cost $166,606,846) 158,667,205
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 2.6%
Federal Home Loan Mortgage Corp.
5,060,198 Series 313-S1 (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)
(h)(j)
........ 2.19% 9/15/2043 414,726
1,583,156 Series 3997-SA (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)
(h)(j)
....... 2.79% 2/15/2042 170,456
2,552,469 Series 4091-VI (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)
(h)(j)
........ 1.29% 11/15/2040 115,612
4,034,219 Series 4119-SC (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)
(h)(j)
....... 2.44% 10/15/2042 393,689
2,087,378 Series 4643-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(h)(j)
....... 2.29% 1/15/2047 214,776
5,193,878 Series 4863-IA
(h)
..................................................... 4.50% 3/15/2045 843,469
13,430,066 Series 5004-SD (-1 x 30 day avg SOFR US + 6.10%, 0.00% Floor, 6.10% Cap)
(h)(j)
....... 2.47% 8/25/2050 1,740,972
Federal National Mortgage Association
5,417,573 Series 2012-124-SE (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)
(h)(j)
.... 2.41% 11/25/2042 583,546
6,261,513 Series 2012-84-HS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(h)(j)
..... 2.26% 8/25/2042 561,563
3,647,326 Series 2017-69-ES (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)
(h)(j)
..... 2.41% 9/25/2047 342,227
4,905,875 Series 2019-25-SB (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)
(h)(j)
..... 2.31% 6/25/2049 426,531
FREMF Mortgage Trust
2,765,578 Series 2018-KF56-C (30 day avg SOFR US + 5.91%, 5.80% Floor)
(a)
................ 9.51% 11/25/2028 2,588,003
5,280,125 Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)
(a)
................ 9.71% 10/25/2029 5,124,862
Government National Mortgage Association
7,817,979 Series 2019-22-SA (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)
(h)(j)
....... 1.85% 2/20/2045 568,989

DoubleLine Yield Opportunities Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
4,284,257 Series 2020-21-NS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)
(h)(j)
....... 2.30% 4/20/2048 429,157
5,074,809 Series 2020-47-SL (-1 x 1 mo. Term SOFR + 5.26%, 0.00% Floor, 5.37% Cap)
(h)(j)
....... 1.62% 7/20/2044 323,706
8,636,352 Series 2020-61-SU (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)
(h)(j)
....... 1.85% 7/16/2045 559,902
3,386,070 Series 2020-77-SU (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)
(h)(j)
....... 2.35% 9/20/2047 367,943
19,732,372 Series 2021-97-SG (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)
(h)(j)
..... 0.00% 6/20/2051 49,769
29,864,752 Series 2021-H04-BI
(e)(h)
................................................ 1.37% 2/1/2071 1,764,224
30,486,650 Series 2021-H07-AI
(e)(h)
................................................ 0.96% 5/20/2071 1,686,553
Total US Government and Agency Mortgage Backed Obligations
(Cost $24,159,493) 19,270,675
SHARES
COMMON STOCKS - 0.0%
(k)
2,458
Altice France/Luxco 3
(c)(l)
............................................... 49,149
3,422
Asphalt ATD Holdco, LLC
(c)(l)
............................................. 1,506
105,809
OI SA ADR
(c)(l)
....................................................... 42
4,893
Stichting Administratiekantoor ADR
(c)(l)
...................................... –
1,800
Stichting Administratiekantoor Unigel Creditors
(c)(l)
.............................. –
Total Common Stocks
(Cost $511,107) 50,697
ESCROW NOTES - 0.0%
(k)
4,600,000
Credito Real SAB de CV SOFOM ER
(l)
..................................... 51,750
Total Escrow Notes
(Cost $3,572,290) 51,750
PREFERRED STOCKS - 1.5%
430,000
AGNC Investment Corp.
(g)
.............................................. 10,728,500
Total Preferred Stocks
(Cost $9,302,263) 10,728,500
REAL ESTATE INVESTMENT TRUSTS - 1.0%
650,000
AGNC Investment Corp.
(l)
............................................... 7,085,000
Total Real Estate Investment Trusts
(Cost $8,298,947) 7,085,000
AFFILIATED MUTUAL FUNDS - 3.4%
2,610,709
DoubleLine Emerging Markets Local Currency Bond Fund - Class I ................. 25,010,590
Total Affiliated Mutual Funds
(Cost $24,300,000) 25,010,590
R ATE
SHORT TERM INVESTMENTS - 0.5%
1,166,174
BNY Dreyfus Government Cash Management - Institutional
(m)
..................... 3.54% 1,166,174
1,131,875
MSILF Government Portfolio - Institutional
(m)
................................. 3.56% 1,131,875
1,131,875
Northern Institutional Funds -Treasury Portfolio - SHR
(m)
......................... 3.56% 1,131,875
Total Short Term Investments
(Cost $3,429,924) 3,429,924
Total Investments - 118.3%
(n)
(Cost $947,079,686) 869,679,590
Other Liabilities in Excess of Assets - (18.3)% (134,374,962)
NET ASSETS - 100.0%
$735,304,628

DoubleLine Yield Opportunities Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2026, the value of these securities total 562,092,448 or 76.44% of the Fund’s net assets.
(b) Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(c) Value determined using significant unobservable inputs.
(d) Security is in default or has failed to make a scheduled payment.
(e) Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(f) Security has reached its original contractual maturity date but remains outstanding as of June 30, 2026. The maturity date reflected is the original contractual maturity date.
(g) Perpetual maturity. The date disclosed is the next call date of the security.
(h) Interest only security
(i) Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(j) Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k) Represents less than 0.05% of net assets.
(l) Non-income producing security.
(m) Seven-day yield as of period end.
(n) Under the Fund’s Credit Agreement, the lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the
Fund’s borrowings under the line of credit with the lender.
MSILF Morgan Stanley Institutional Liquidity Funds
PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR Secured Overnight Financing Rate
INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations .............................................................. 21.7%
Non-Agency Commercial Mortgage Backed Obligations ................................................................. 20.9%
Collateralized Loan Obligations .................................................................................. 6.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations .................................... 5.4%
Media .................................................................................................... 4.7%
Retail .................................................................................................... 4.2%
Software .................................................................................................. 4.0%
Oil & Gas .................................................................................................. 3.9%
Entertainment ............................................................................................... 3.5%
Affiliated Mutual Funds ........................................................................................ 3.4%
Chemicals ................................................................................................. 3.3%
Healthcare-Services .......................................................................................... 2.9%
Diversified Financial Services .................................................................................... 2.8%
Commercial Services ......................................................................................... 2.6%
US Government and Agency Mortgage Backed Obligations ............................................................... 2.6%
Distribution/Wholesale ......................................................................................... 1.9%
Packaging & Containers ....................................................................................... 1.6%
Pharmaceuticals ............................................................................................. 1.5%
Preferred Stocks ............................................................................................. 1.5%
Internet ................................................................................................... 1.4%
Leisure Time ............................................................................................... 1.4%
Telecommunications .......................................................................................... 1.3%
Asset Backed Obligations ...................................................................................... 1.1%
Engineering & Construction ..................................................................................... 1.0%
Pipelines .................................................................................................. 1.0%
Real Estate Investment Trusts ................................................................................... 1.0%
Electric ................................................................................................... 0.9%
Insurance .................................................................................................. 0.9%
Mining .................................................................................................... 0.9%
Auto Parts & Equipment ........................................................................................ 0.8%
Airlines ................................................................................................... 0.7%
Transportation .............................................................................................. 0.7%
Healthcare-Products .......................................................................................... 0.6%
Coal ..................................................................................................... 0.6%
Food ..................................................................................................... 0.6%
Real Estate ................................................................................................ 0.5%
Machinery-Diversified ......................................................................................... 0.5%
Lodging ................................................................................................... 0.5%
Short Term Investments ........................................................................................ 0.5%
Advertising ................................................................................................. 0.4%
Iron/Steel .................................................................................................. 0.4%
Energy-Alternate Sources ...................................................................................... 0.4%
Building Materials ............................................................................................ 0.3%

DoubleLine Yield Opportunities Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Agriculture ................................................................................................. 0.2%
Computers ................................................................................................. 0.2%
Miscellaneous Manufacturing .................................................................................... 0.2%
Apparel ................................................................................................... 0.1%
Home Furnishings ............................................................................................ 0.1%
Home Builders .............................................................................................. 0.1%
Housewares ................................................................................................ 0.1%
Escrow Notes ............................................................................................... 0.0%
(a)
Other Assets and Liabilities ..................................................................................... (18.3)%
Net Assets ................................................................................................. 100.0%
(a) Represents less than 0.05% of net assets.
Futures Contracts
Description Long/Short Contract Quantity Expiration Date
Notional
Amount
(a)
Unrealized
Appreciation
(Depreciation)/
Value
U.S. Treasury 2 Year Notes .................... Long 200 9/30/2026 $ 41,226,562 $ (49,677)
(a) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
A summary of the DoubleLine Yield Opportunities Fund's investments in affiliated mutual funds for the period ended June 30, 2026 is as follows:
Fund
Value at
September 30,
2025
Gross
Purchases Gross Sales
Net Realized
Gain (Loss)
for the Period
Ended
June 30, 2026
Change in
Unrealized
for the Period
Ended
June 30, 2026
Value at
June 30, 2026
Shares Held at
June 30, 2026
Dividend Income
Earned for the
Period Ended
June 30, 2026
DoubleLine Emerging Markets
Local Currency Bond Fund
- Class I $ 19,346,131 $ 5,400,000 $ – $ – $ 264,459 $ 25,010,590 2,610,709 $ 579,665
a a